Shareholder Fees	Oct. 31, 2024
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-2E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class R-5E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-2E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth Portfolio | American Funds Growth Portfolio | Class R-5E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[3]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%	[6]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class ABLE-A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[7]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class 529-F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-4
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-2E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class R-5E
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.75%	[8]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class T
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-1
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class F-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[3]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[4]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[5]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[6]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[7]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[8]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.